INTEREST EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Other financing fees	$ 247	$ 256	$ 231
Interest expense	2,501	1,855	1,468
Interest on corporate facility
Disclosure of detailed information about borrowings [line items]
Interest	32	11	16
Interest on corporate debt
Disclosure of detailed information about borrowings [line items]
Interest	179	118	87
Interest on non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest	$ 2,043	$ 1,470	$ 1,134